Form N-1A Supplement	Sep. 30, 2025
REX AI EQUITY PREMIUM INCOME ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	ETF Opportunities Trust REX AI Equity Premium Income ETF (NASD: AIPI) (the “Fund”) Supplement dated January 22, 2026 to the Prospectus, dated September 30, 2025, as supplemented from time to time